Type:  		13F-HR
Period:		09/30/2004
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	September 30, 2004

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts November 12, 2004

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	18
Form 13F Information Table Value Total:	$99,833,000

List of Other Included Managers: NA


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     5857    86141 SH       SOLE                    86141
BANK NEW YORK INC COM          COM              064057102     3697   126746 SH       SOLE                   126746
BISYS GROUP INC COM            COM              055472104     3388   231893 SH       SOLE                   231893
BLOCK H & R INC COM            COM              093671105     6340   128281 SH       SOLE                   128281
CITIGROUP INC                  COM              172967101    10924   247605 SH       SOLE                   247605
COCA-COLA FEMSA S A DE SPON AD COM              191241108     6561   336810 SH       SOLE                   336810
D R HORTON INC COM             COM              23331A109     6243   188549 SH       SOLE                   188549
GANNETT CO INC DEL             COM              364730101     3870    46198 SH       SOLE                    46198
GENERAL ELECTRIC CO            COM              369604103      337    10035 SH       SOLE                    10035
HILB ROGAL & HAMILTON COM      COM              431294107     4756   131298 SH       SOLE                   131298
HOME DEPOT INC                 COM              437076102     3971   101310 SH       SOLE                   101310
JOHNSON CTLS INC COM           COM              478366107     1052    18526 SH       SOLE                    18526
KINDER MORGAN INC KANS COM     COM              49455P101     5126    81595 SH       SOLE                    81595
LABORATORY AMER HLDGS COM NEW  COM              50540R409     5011   114609 SH       SOLE                   114609
PFIZER INCORPORATED            COM              717081103     5918   193396 SH       SOLE                   193396
RENT A CTR INC NEW COM         COM              76009N100     6583   254550 SH       SOLE                   254550
WASHINGTON MUT INC COM         COM              939322103    11418   292161 SH       SOLE                   292161
WELLS FARGO & CO DEL COM       COM              949746101     8781   147256 SH       SOLE                   147256

REPORT SUMMARY		       18 DATA RECORDS		     99833	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
